Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Sep. 16, 2021	Sep. 15, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, authorized (in shares)	10,000,000	10,000,000	10,000,000		10,000,000
Preferred stock, issued (in shares)	0	0			0
Preferred stock, outstanding (in shares)	0	0			0
Common stock, outstanding (in shares)			232,638,568	59,851,643
Common Class A
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, authorized (in shares)	700,000,000	700,000,000	700,000,000		700,000,000
Common stock, issued (in shares)	165,201,225	162,789,591			49,828,517
Common stock, outstanding (in shares)	165,201,225	162,789,591			49,828,517
Common Class B
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, authorized (in shares)	300,000,000	300,000,000	300,000,000		300,000,000
Common stock, issued (in shares)	73,579,586	74,937,945			66,714,287
Common stock, outstanding (in shares)	73,579,586	74,937,945			66,714,287